Commitments and Contingencies - Additional Information (Detail) - CNY (¥) ¥ in Millions		1 Months Ended	12 Months Ended
	Dec. 31, 2021	Jan. 31, 2023	Dec. 31, 2022
Commitments And Contingencies Disclosure [Line Items]
Aggregate Purchase Price	¥ 2,013		¥ 2,013
Supplemental Agreement TO License for sports [Member] | Fellow Subsidiary of Tencent [Member] | Subsequent Event [Member]
Commitments And Contingencies Disclosure [Line Items]
Aggregate Purchase Price		¥ 450